Investee Companies and other investments (Schedule of Changes in Investments) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes In Equity And Loans [Abstract]
Balance as at January 1	€ 34,029	€ 32,234
Long term loans extended	128	335
Repayment of long term loans	(149)	(2,259)
Interest On Long Term Loans	(270)	(22)
Company's share of income of investee	1,206	117	€ 1,525
Foreign currency translation adjustments	(2,250)	3,624
Conversion to short term loan	(2,665)	0
Balance as at December 31	€ 30,029	€ 34,029	€ 32,234